10-K Related-Party Transactions - Schedule of intercompany borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Long-term debt	$ 839,129
Long-term debt - current portion	7,082	$ 211	$ 233
Long-term debt	$ 832,047	427	703
Related Party
Related Party Transaction [Line Items]
Long-term debt		684,449	683,457
Long-term debt - current portion		238,000	108,000
Long-term debt		$ 446,449	575,457
Related Party | Centennial Term Loan Agreements
Related Party Transaction [Line Items]
Weighted average interest rate		5.44%
Long-term debt		$ 208,000	0
Related Party | Centennial Senior Notes
Related Party Transaction [Line Items]
Weighted average interest rate		4.34%
Long-term debt		$ 410,000	368,000
Related Party | Borrowing Arrangements
Related Party Transaction [Line Items]
Weighted average interest rate		5.27%
Long-term debt		$ 66,449	$ 315,457